Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Text block [abstract]
Summary of Offsetting Financial Assets and Financial Liabilities

The following table provides a summary of the financial assets and liabilities which are subject to enforceable master netting agreements and similar arrangements, including amounts not otherwise set off in the Consolidated Balance Sheet, as well as financial collateral received to mitigate credit exposures for these financial assets and liabilities. The gross financial assets and liabilities are reconciled to the net amounts presented within the associated line in the Consolidated Balance Sheet, after giving effect to transactions with the same counterparties that have been offset in the Consolidated Balance Sheet. Related amounts and collateral received that are not offset on the Consolidated Balance Sheet, but are otherwise subject to the same enforceable netting agreements and similar arrangements, are then presented to arrive at a net amount.

Offsetting Financial Assets and Financial Liabilities
(millions of Canadian dollars)					As at
					October 31, 2019
				Amounts subject to an enforceable master netting arrangement or similar agreement that are not offset in the Consolidated Balance Sheet[1,2]
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount

Financial Assets
Derivatives	$55,973	$7,079	$48,894	$32,664	$8,840	$7,390

Securities purchased under reverse repurchase agreements	180,054	14,119	165,935	14,430	141,903	9,602

Total	236,027	21,198	214,829	47,094	150,743	16,992

Financial Liabilities
Derivatives	57,130	7,079	50,051	32,664	17,387	–

Obligations related to securities sold under repurchase agreements	139,975	14,119	125,856	14,430	110,995	431
Total	$197,105	$21,198	$175,907	$47,094	$128,382	$431

					October 31, 2018

Financial Assets
Derivatives	$59,661	$2,665	$56,996	$34,205	$11,678	$11,113

Securities purchased under reverse repurchase agreements	157,832	30,453	127,379	7,452	119,797	130

Total	217,493	33,118	184,375	41,657	131,475	11,243

Financial Liabilities
Derivatives	50,935	2,665	48,270	34,205	12,127	1,938

Obligations related to securities sold under repurchase agreements	123,842	30,453	93,389	7,452	85,793	144
Total	$174,777	$33,118	$141,659	$41,657	$97,920	$2,082
[1]	Excess collateral as a result of overcollateralization has not been reflected in the table.
[2]	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.